Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Flexible Capital Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 8,915	$ 10,560	$ 11,456	$ 11,550	$ 11,642	$ 16,097	$ 15,992	$ 14,665	$ 16,751	$ 18,255
Columbia Flexible Capital Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,390	11,041	11,885	11,893	11,900	16,333	16,103	14,652	16,614	17,968
Columbia Flexible Capital Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,482	11,259	12,244	12,376	12,508	17,337	17,268	15,877	18,167	19,862
Columbia Flexible Capital Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,494	11,284	12,267	12,402	12,538	17,390	17,326	15,926	18,240	19,939
Columbia Flexible Capital Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,458	11,215	12,204	12,346	12,489	17,322	17,265	15,892	18,209	19,902
Columbia Flexible Capital Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,458	11,202	12,153	12,253	12,350	17,077	16,966	15,558	17,770	19,401
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299	10,462	10,423	11,090	12,134	12,085	11,091	10,854	10,995	11,596
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 33.34% Russell 1000® Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index
Accumulated Value	$ 10,000		$ 9,883	$ 11,155	$ 12,012	$ 12,435	$ 13,350	$ 17,730	$ 16,376	$ 16,036	$ 18,045	$ 19,746